SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS.

On August 12, 2022, the Company received a notice of default from the special counsel to Sixth Street Lending. The letter states that on August 8, 2022, Sixth Street lending sent a Notice of Conversion for two convertible notes dated February 3, 2022, and June 14, 2022, to our transfer agent. The conversion notices were not accepted by the transfer agent. As a consequence of the default Sixth Street Lending is seeking approximately $435,000 from the Company. The Company is currently discussing a resolution of the default with Sixth Street Lending.

On November 7, 2022, the Company and outside lender entered into a convertible Promissory Note in the aggregate Principal amount of $75,000. The note shall bear interest at 12% from the issue date and is due and payable on May 7, 2023. The lender has the option to convert all the principal and interest into shares of the Company’s common stock at a fixed Conversion price of $.0139 per share. The Lender shall receive warrants to purchase 500,000 common shares at $.0139 per share.

On November 8, 2022, The11th Circuit Court of Appeals has affirmed the lower court’s ruling awarding damages of approximately $195M from Grupo Rotan Electro Metalurgica, S.A., Joao Alberto Bozan and Carlos Bolzan.

The decision affirms the award to Global Digital Solutions Inc. for Specific Performance (Rights to Rontan Metalurgica and incidental damages of $192,448,000 and Interest and legal fees of approximately $2,552,000.

NOTE 10 – SUBSEQUENT EVENTS

On February 3, 2022, the Company and Sixth Street Lending LLC, entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $103,750, due on February 3, 2022. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date.

On March 25, 2022, the Company and Sixth Street Lending LLC, entered into a security purchase agreement for a 8% Convertible Note in the aggregate principal of $258,638 with an OID of S27,712., due on March 25, 2023. The note is convertible into shares of common stock of the Company. The conversion price is equal to the Variable Conversion price which is defined as 65% of the Market Price for the lowest two trading dates during a fifteen-day trading period ending on the latest complete trading date prior to the Conversion date.